Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Related Parties

Note 4—Transactions with Related Parties

Operating Activities

Correspondent Production Activities

The Company’s mortgage banking services agreement provides for a fulfillment fee paid to PLS based on the type of mortgage loan that the Company acquires. The fulfillment fee is equal to a percentage of the unpaid principal balance of mortgage loans purchased by the Company. PLS has also agreed to provide such services exclusively for the Company’s benefit, and PLS and its affiliates are prohibited from providing such services for any other party.

Prior to September 12, 2016, the applicable fulfillment fee percentages were (i) 0.50% for conventional mortgage loans, (ii) 0.88% for loans sold in accordance with the Ginnie Mae Mortgage-Backed Securities Guide, and (iii) 0.50% for all other mortgage loans not contemplated above; provided, however, that PLS was permitted, in its sole discretion, to reduce the amount of the applicable fulfillment fee and credit the amount of such reduction to any reimbursement that would have otherwise been due based on volumes tied to the aggregate unpaid principal balance of the mortgage loans purchased by the Company in the related month. This reduction was only credited to the reimbursement applicable to the month in which the related mortgage was funded.

Effective as of September 12, 2016, the applicable fulfillment fee percentages are (i) 0.35% for mortgage loans sold or delivered to Fannie Mae or Freddie Mac, and (ii) 0.85% for all other mortgage loans; provided however, that no fulfillment fee shall be due or payable to PLS with respect to any Ginnie Mae mortgage loans. The Company does not hold the Ginnie Mae approval required to issue securities guaranteed by Ginnie Mae MBS and act as a servicer. Accordingly, under the mortgage banking services agreement, PLS currently purchases loans salable in accordance with the Ginnie Mae Mortgage-Backed Securities Guide “as is” and without recourse of any kind from the Company at cost less any administrative fees paid by the Correspondent to PMT plus accrued interest and a sourcing fee ranging from two to three and one-half basis points, generally based on the average number of calendar days loans are held by the Company prior to purchase by PLS. The discretionary reductions and volume reimbursements described above are no longer in effect.

In consideration for the mortgage banking services provided by PLS with respect to the Company’s acquisition of mortgage loans under PLS’s early purchase program, PLS is entitled to fees accruing (i) at a rate equal to $1,500 per annum per early purchase facility, and (ii) in the amount of $35 for each mortgage loan that the Company acquires.

The mortgage banking services agreement expires on September 12, 2020, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the agreement.

Following is a summary of correspondent production activity between the Company and PLS:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Mortgage loans fulfillment fees earned by PLS	$86,465	$58,607	$48,719
Unpaid principal balance (“UPB”) of mortgage loans fulfilled by PLS	$23,188,386	$14,014,603	$11,476,448
Sourcing fees received from PLS included in Net gain on mortgage loans acquired for sale	$11,976	$8,966	$4,676
UPB of mortgage loans sold to PLS	$39,908,163	$29,867,580	$15,579,322
Purchases of mortgage loans acquired for sale at fair value from PLS	$21,541	$28,445	$8,082
Tax service fee paid to PLS included in Other expense	$6,690	$4,390	$2,080
Early purchase program fees paid to PLS included in Mortgage loan servicing fees	$30	$—	$—

	December 31, 2016	December 31, 2015
	(in thousands)
Mortgage loans included in Mortgage loans acquired for sale at fair value pending sale to PLS	$804,616	$669,288

Mortgage Loan Servicing Activities

The Company, through its Operating Partnership, has a mortgage loan servicing agreement with PLS. The servicing agreement provides for servicing fees earned by PLS that are based on a percentage of the mortgage loan’s unpaid principal balance to fixed per-loan monthly amounts based on the delinquency, bankruptcy and/or foreclosure status of the serviced mortgage loan or the REO. PLS is also entitled to market-based fees and charges including boarding and deboarding, liquidation and disposition fees, assumption, modification and origination fees and late charges relating to mortgage loans it services for the Company. The servicing agreement was amended and restated as of September 12, 2016; however, the fee structure was not amended in any material respect.

•

The base servicing fees for distressed mortgage loans are calculated based on a monthly per-loan dollar amount, with the actual dollar amount for each mortgage loan based on the delinquency, bankruptcy and/or foreclosure status of such mortgage loan or the related underlying real estate. Presently, the base servicing fees for distressed mortgage loans range from $30 per month for current mortgage loans up to $100 per month for mortgage loans where the borrower has declared bankruptcy. PLS is also entitled to certain activity-based fees for distressed mortgage loans that are charged based on the achievement of certain events.  These fees range from 0.50% for a streamline modification to 1.50% for a liquidation and $500 for a deed-in-lieu of foreclosure.  PLS is not entitled to earn more than one liquidation fee, reperformance fee or modification fee in any 18-month period.

•

The base servicing fee rate for REO is $75 per month. To the extent that the Company rents its REO under an REO rental program, the Company pays PLS an REO rental fee of $30 per month per REO, an REO property lease renewal fee of $100 per lease renewal, and a property management fee in an amount equal to PLS’ cost if property management services and/or any related software costs are outsourced to a third-party property management firm or 9% of gross rental income if PLS provides property management services directly. PLS is also entitled to retain any tenant paid application fees and late rent fees and seek reimbursement for certain third party vendor fees.

•

The base servicing fees for non-distressed mortgage loans subserviced by PLS on the Company’s behalf are also calculated through a monthly per-loan dollar amount, with the actual dollar amount for each loan based on whether the mortgage loan is a fixed-rate or adjustable-rate loan. The base servicing fees for loans subserviced on the Company’s behalf are $7.50 per month for fixed-rate loans and $8.50 per month for adjustable rate mortgage loans.

•

To the extent that these non-distressed mortgage loans become delinquent, PLS is entitled to an additional servicing fee per mortgage loan ranging from $10 to $55 per month and based on the delinquency, bankruptcy and foreclosure status of the mortgage loan or $75 per month if the underlying mortgaged property becomes REO. PLS is also entitled to customary ancillary income and certain market-based fees and charges, including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees.

•

PLS is required to provide a range of services and activities significantly greater in scope than the services provided in connection with a customary servicing arrangement because the Company does not have any employees or infrastructure. For these services, PLS received a supplemental fee of $25 per month for each distressed whole loan. PLS is entitled to reimbursement for all customary, good faith reasonable and necessary out-of-pocket expenses incurred in performance of its servicing obligations.

•

PLS, on behalf of the Company, currently participates in the Home Affordable Modification Program (“HAMP”) of the U.S. Department of the Treasury and U.S. Department of Housing and Urban Development (“HUD”) (and other similar mortgage loan modification programs). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants, including loan servicers, for achieving modifications and successfully remaining in the program. The loan servicing agreement entitles PLS to retain any incentive payments made to it and to which it is entitled under HAMP; provided, however, that with respect to any such incentive payments paid to PLS under HAMP in connection with a mortgage loan modification for which the Company previously paid PLS a modification fee, PLS shall reimburse the Company an amount equal to the incentive payments.

The term of the servicing agreement, as amended, expires on September 12, 2020, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the servicing agreement.

Pursuant to the terms of an MSR recapture agreement, if PLS refinances through its consumer direct lending business mortgage loans for which the Company previously held the MSRs, PLS is generally required to transfer and convey to one of the Company’s wholly-owned subsidiaries without cost to the Company, the MSRs with respect to new mortgage loans originated in those refinancings (or, under certain circumstances, other mortgage loans) that have an aggregate unpaid principal balance that is not less than 30% of the aggregate unpaid principal balance of all the loans so originated. Where the fair value of the aggregate MSRs to be transferred for the applicable month is less than $200,000, PLS may, at its option, pay cash to the Company in an amount equal to such fair value instead of transferring such MSRs.

Following is a summary of mortgage loan servicing fees earned by PLS and MSR recapture income earned from PLS:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Mortgage loans acquired for sale at fair value:
Base	$330	$260	$103
Activity-based	733	371	149
	1,063	631	252
Mortgage loans at fair value:
Distressed mortgage loans
Base	11,078	16,123	18,953
Activity-based	18,521	12,437	19,608
	29,599	28,560	38,561
Mortgage loans held in VIE:
Base	83	125	110
Activity-based	—	—	—
	83	125	110
MSRs:
Base	19,378	16,786	13,405
Activity-based	492	321	194
	19,870	17,107	13,599
	$50,615	$46,423	$52,522
MSR recapture income recognized included in Net mortgage loan servicing fees	$1,573	$787	$9
Average investment in:
Mortgage loans acquired for sale at fair value	$1,443,587	$1,143,232	$573,256
Mortgage loans at fair value:
Distressed mortgage loans	$1,731,638	$2,231,259	$2,121,806
Mortgage loans held in a VIE	$422,122	$494,655	$533,480
Average MSR portfolio	$49,626,758	$38,450,379	$30,720,168

Management Fees

Under a management agreement, the Company pays PCM management fees as follows:

•

A base management fee that is calculated quarterly and is equal to the sum of (i) 1.5% per year of average shareholders’ equity up to $2 billion, (ii) 1.375% per year of average shareholders’ equity in excess of $2 billion and up to $5 billion, and (iii) 1.25% per year of average shareholders’ equity in excess of $5 billion.

•

A performance incentive fee that is calculated at a defined annualized percentage of the amount by which “net income,” on a rolling four-quarter basis and before deducting the incentive fee, exceeds certain levels of return on “equity.”

The performance incentive fee is calculated quarterly and is equal to: (a) 10% of the amount by which net income for the quarter exceeds (i) an 8% return on equity plus the high watermark, up to (ii) a 12% return on equity; plus (b) 15% of the amount by which net income for the quarter exceeds (i) a 12% return on equity plus the high watermark, up to (ii) a 16% return on equity; plus (c) 20% of the amount by which net income for the quarter exceeds a 16% return on equity plus the high watermark.

For the purpose of determining the amount of the performance incentive fee:

“Net income” is defined as net income or loss computed in accordance with GAAP and certain other non-cash charges determined after discussions between PCM and PMT’s independent trustees and after approval by a majority of PMT’s independent trustees.

“Equity” is the weighted average of the issue price per common share of all of PMT’s public offerings, multiplied by the weighted average number of common shares outstanding (including restricted share units) in the rolling four-quarter period.

The “high watermark” is the quarterly adjustment that reflects the amount by which the net income (stated as a percentage of return on equity) in that quarter exceeds or falls short of the lesser of 8% and the Fannie Mae MBS yield (the target yield) for such quarter. The “high watermark” starts at zero and is adjusted quarterly. If the net income is lower than the target yield, the high watermark is increased by the difference. If the net income is higher than the target yield, the high watermark is reduced by the difference. Each time a performance incentive fee is earned, the high watermark returns to zero. As a result, the threshold amounts required for PCM to earn a performance incentive fee are adjusted cumulatively based on the performance of PMT’s net income over (or under) the target yield, until the net income in excess of the target yield exceeds the then-current cumulative high watermark amount, and a performance incentive fee is earned.

The base management fee and the performance incentive fee are both payable quarterly in arrears. The performance incentive fee may be paid in cash or a combination of cash and PMT’s common shares (subject to a limit of no more than 50% paid in common shares), at the Company’s option.

The management agreement was amended and restated as of September 12, 2016; however, the fee structure was not amended in any material respect. Following is a summary of the base management and performance incentive fees payable to PCM recorded by the Company:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Base management	$20,657	$22,851	$23,330
Performance incentive	—	1,343	11,705
	$20,657	$24,194	$35,035

In the event of termination of the management agreement between the Company and PFSI, PFSI may be entitled to a termination fee in certain circumstances. The termination fee is equal to three times the sum of (a) the average annual base management fee, and (b) the average annual performance incentive fee earned by PFSI, in each case during the 24-month period before termination.

Expense Reimbursement and Amounts Payable to and Receivable from PFSI

Under the management agreement, PCM is entitled to reimbursement of its organizational and operating expenses, including third-party expenses, incurred on the Company’s behalf, it being understood that PCM and its affiliates shall allocate a portion of their personnel’s time to provide certain legal, tax and investor relations services for the direct benefit of the Company. With respect to the allocation of PCM’s and its affiliates personnel, from and after September 12, 2016, PCM shall be reimbursed $120,000 per fiscal quarter, such amount to be reviewed annually and to not preclude reimbursement for any other services performed by PCM or its affiliates.

The Company is required to pay PCM and its affiliates a pro rata portion of rent, telephone, utilities, office furniture, equipment, machinery and other office, internal and overhead expenses of PCM and its affiliates required for the Company’s and its subsidiaries’ operations. These expenses will be allocated based on the ratio of the Company’s and its subsidiaries’ proportion of gross assets compared to all remaining gross assets managed by PCM as calculated at each fiscal quarter end:

The Company reimbursed PCM and its affiliates for expenses as follows:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Reimbursement of:
Common overhead incurred by PCM and its affiliates	$7,898	$10,742	$10,850
Expenses incurred on the Company’s (PFSI's) behalf, net	(163)	582	792
	$7,735	$11,324	$11,642
Payments and settlements during the year (1)	$143,542	$99,967	$99,987

(1)

Payments and settlements include payments and netting settlements made pursuant to master netting agreements between the Company and PFSI for operating, investment and financing activities itemized in this Note.

The MSR recapture agreement was amended and restated as of September 12, 2016; however, the fee structure was not amended in any material respect. The MSR recapture agreement expires, unless terminated earlier in accordance with the agreement, on September 12, 2020, subject to automatic renewal for additional 18-month periods.

Amounts receivable from and payable to PFSI are summarized below:

	December 31, 2016	December 31, 2015
	(in thousands)
Receivable from PFSI:
MSR recapture receivable	$707	$781
Other	6,384	8,025
	$7,091	$8,806
Payable to PFSI:
Servicing fees	$5,465	$3,682
Management fees	5,081	5,670
Correspondent production fees	2,371	2,729
Fulfillment fees	1,300	1,082
Allocated expenses and expenses paid by PFSI on PMT’s behalf	1,046	4,490
Conditional Reimbursement	900	900
Interest on Note payable to PFSI	253	412
	$16,416	$18,965

Investing Activities

On February 29, 2016, the Company and PLS terminated that certain master spread acquisition and MSR servicing agreement that the parties entered into effective February 1, 2013 (the “2/1/13 Spread Acquisition Agreement”) and all amendments thereto. In connection with the termination of the 2/1/13 Spread Acquisition Agreement, PLS reacquired from the Company all of its right, title and interest in and to all of the Fannie Mae ESS previously sold by PLS to the Company under the 2/1/13 Spread Acquisition Agreement and then subject to such 2/1/13 Spread Acquisition Agreement. On February 29, 2016, PLS also reacquired from the Company all of its right, title and interest in and to all of the Freddie Mac ESS previously sold to the Company by PLS. The amount of ESS sold by the Company to PLS under these reacquisitions was $59.0 million.

Following is a summary of investing activities between the Company and PFSI:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Sale of mortgage loans at fair value for sale to PFSI	$891	$1,466	$—
ESS:
Purchases	$—	$271,554	$99,728
Received pursuant to a recapture agreement	$6,603	$6,728	$7,343
Repayments and sales	$129,037	$78,578	$39,257
Interest income	$22,601	$25,365	$13,292
Net (loss) gain included in Net gain on investments:
Valuation changes	$(23,923)	$(3,810)	$(28,662)
Recapture income	6,529	7,049	7,828
	$(17,394)	$3,239	$(20,834)

Financing Activities

PFSI held 75,000 of the Company’s common shares at both December 31, 2016 and December 31, 2015.

Repurchase Agreement with PLS

On December 19, 2016, the Company, through a wholly-owned subsidiary, PennyMac Holdings, LLC (“PMH”), entered into a master repurchase agreement with PLS (the “PMH Repurchase Agreement”), pursuant to which PMH may borrow from PLS for the purpose of financing PMH’s participation certificates representing beneficial ownership in ESS. PLS then re-pledges such participation certificates to PNMAC GMSR ISSUER TRUST (the “Issuer Trust”) under a master repurchase agreement by and among PLS, the Issuer Trust and Private National Mortgage Acceptance Company, LLC, as guarantor (the “PC Repurchase Agreement”). The Issuer Trust was formed for the purpose of allowing PLS to finance MSRs and ESS relating to such MSRs (the “GNMA MSR Facility”).

In connection with the GNMA MSR Facility, PLS pledges and/or sells to the Issuer Trust participation certificates representing beneficial interests in MSRs and ESS pursuant to the terms of the PC Repurchase Agreement. In return, the Issuer Trust (a) has issued to PLS, pursuant to the terms of an indenture, the Series 2016-MSRVF1 Variable Funding Note, dated December 19, 2016, known as the “PNMAC GMSR ISSUER TRUST MSR Collateralized Notes, Series 2016-MSRVF1” (the “VFN”), and (b) may, from time to time pursuant to the terms of any supplemental indenture, issue to institutional investors additional term notes (“Term Notes”), in each case secured on a pari passu basis by the participation certificates relating to the MSRs and ESS. The maximum principal balance of the VFN is $1,000,000,000.

The principal amount paid by PLS for the participation certificates under the PMH Repurchase Agreement is based upon a percentage of the market value of the underlying ESS. Upon PMH’s repurchase of the participation certificates, PMH is required to repay PLS the principal amount relating thereto plus accrued interest (at a rate reflective of the current market and consistent with the weighted average note rate of the VFN and any outstanding Term Notes) to the date of such repurchase. PLS is then required to repay the Issuer Trust the corresponding amount under the PC Repurchase Agreement.

Note Payable to PLS

Before entering into the PMH Repurchase Agreement, PLS was a party to a repurchase agreement between it and Credit Suisse First Boston Mortgage Capital LLC (“CSFB”) (the “MSR Repo”), pursuant to which PLS financed Ginnie Mae MSRs and servicing advance receivables and pledged all of its rights and interests in any Ginnie Mae MSRs it owned to CSFB, and a separate acknowledgement agreement with respect thereto, by and among Ginnie Mae, CSFB and PLS.

In connection with the MSR Repo, the Company was party to an underlying loan and security agreement with PLS, pursuant to which the Company was able to borrow up to $150 million from PLS for the purpose of financing its investment in ESS (the “Underlying LSA”). The principal amount of the borrowings under the Underlying LSA was based upon a percentage of the market value of the ESS pledged to PLS, subject to the $150 million sublimit described above. Pursuant to the Underlying LSA, the Company granted to PLS a security interest in all of its right, title and interest in, to and under the ESS pledged to secure the borrowings, and PLS, in turn, re-pledged such ESS to CSFB under the MSR Repo. Interest accrued on the Company’s note relating to the Underlying LSA at a rate based on CSFB’s cost of funds under the MSR Repo. The underlying LSA was terminated in connection with the execution of the PMH Agreement.

In connection with its initial public offering of common shares on August 4, 2009 (“IPO”), the Company conditionally agreed to reimburse PCM up to $2.9 million for underwriting fees paid to the IPO underwriters by PCM on the Company’s behalf (the “Conditional Reimbursement”). Also in connection with its IPO, the Company agreed to pay the IPO underwriters up to $5.9 million in contingent underwriting fees.

Following is a summary of financing activities between the Company and PFSI:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Financings payable—Interest expense	$7,830	$3,343	$—
Conditional Reimbursements paid to PCM	$—	$237	$860